Commitments and Contingencies (Details) - Scrubber Systems [Member] $ in Millions	Dec. 31, 2022 USD ($)
Commitments and Contingencies
Purchase Commitment, Remaining Minimum Amount Committed	$ 2.0
Other Noncurrent Assets [Member]
Commitments and Contingencies
Purchase Commitment, Remaining Minimum Amount Committed	$ 1.6